BELL, BOYD & LLOYD PLLC	1615 L STREET NW,
SUITE 1200
WASHINGTON, DC 20036-5610
202.466.6300 FAX 202.463.0678

OFFICES IN WASHINGTON, D.C
AND CHICAGO

Stacy H. Winick 202.955.7040 swinick@bellboyd.com DIRECT FAX: 312.827.8188

July 12, 2006

Via Electronic Submission (EDGAR)

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

NUVEEN COMMODITIES INCOME AND GROWTH FUND

NUVEEN COMMODITIES INCOME AND GROWTH MASTER FUND LLC

REGISTRATION STATEMENT ON FORM S-1

333-130360 AND 333-130360-01

Ladies and Gentlemen:

On behalf of Nuveen Commodities Income and Growth Fund (the “Fund”) and Nuveen Commodities Income and Growth Master Fund LLC (as a co-registrant pursuant to Rule 140 of the Securities Act of 1933, as amended (the “Securities Act”)), we hereby submit in electronic format, for filing under the Securities Act, Pre-Effective Amendment No. 2 to the registration statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto, in connection with the proposed offering by the Fund of its common units of beneficial interest.

A copy of the Registration Statement also has been filed with the National Futures Association pursuant to Regulation 4.36(d) promulgated by the Commodity Futures Trading Commission under the Commodity Exchange Act, as amended, related to commodity pools and commodity trading advisors.

In the event you have any questions or comments relating to this filing, please call the undersigned at 202-955-7040 or Kevin McCarthy at 312-807-4341.

Very truly yours,

/s/ Stacy H. Winick

Enclosures

Copies to:	J. Droeger
G. Zimmerman
D. Mitchell
D. Weiss
M. Cole (SEC)
National Futures Association, Compliance Department